CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 8,315	$ 8,572
Restricted cash	350	350
Short-term bank deposit	6,044	5,643
Prepaid expenses and other current assets	370	419
Total current assets	15,079	14,984
Non-current assets
Property and equipment, net	446	452
Operating leases	423
Total non-current assets	869	452
Total assets	15,948	15,436
Accounts payable and accruals
Trade	855	1,113
Other	290	249
Employees and payroll accruals	874	859
Operating lease liabilities	187
Total current liabilities	2,206	2,221
Non-current liabilities
Royalties provision	188	185
Operating lease liabilities	236
Total non-current liabilities	424	185
Shareholders' equity
Share capital	5,384	3,456
Additional paid-in capital	77,740	72,888
Accumulated other comprehensive loss		(13)
Accumulated deficit	(69,806)	(63,301)
Total shareholders' equity	13,318	13,030
Total liabilities and shareholders' equity	$ 15,948	$ 15,436